                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21311

                             PIMCO High Income Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

--------------------------------------------------------------------------------
PIMCO High Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
--------------------------------------------------------------------------------

                                                                   Security
                                       Exchange                      Holder
                                        Ticker                       Meeting
     Security Issuer Name               Symbol     Cusip or Isin      Date                      Matter Voted On
-----------------------------          --------    -------------    --------    ---------------------------------------------------

     PREMIER ENTERTAINMENT               N/A         74051CAB2         N/A      Consent to the proposed amendments in the Indenture
   NRG ENERGY INC***TENDER***            N/A         629377AS1         N/A      Consent to the proposed amendments in the Indenture
      ISP SUB***TENDER***                N/A         46034HAB1         N/A      Consent to the proposed amendments in the Indenture
      HEALTHSOUTH CORP SR                N/A         421924AX9         N/A      Consent to the proposed amendments in the Indenture
      HEALTHSOUTH CORP SR                N/A         421924AZ4         N/A      Consent to the proposed amendments in the Indenture
  PREEM PETROLEUM***TENDER***            N/A         74034A912         N/A      Consent to the proposed amendments in the Indenture
       TRANSMONTAIGNE INC                N/A         893934AB5         N/A      Consent to the proposed amendments in the Indenture
          DRESSER INC                    N/A         26157VAB3         N/A      Consent to the proposed amendments in the Indenture
      SESI, L.L.C. GLOBAL                N/A         78412FAC8         N/A      Consent to the proposed amendments in the Indenture
 BOMBARDIER RECREATIONAL SR SUB          N/A         09776LAC0         N/A      Consent to the proposed amendments in the Indenture
        INSIGHT MIDWEST                   NA         45768YAF9          NA               Consent to the proposed amendments
         CROWN CORK SR                    NA         228344AC1          NA               Consent to the proposed amendments
         CROWN CORK SR                    NA         228344AD9          NA               Consent to the proposed amendments
          ROUNDYS INC                    N/A         779268AE1         N/A        Consent to the proposed amendments to Indenture
MEDICAL DEVICE MANUF INC CO GTD          N/A         58455RAB4         N/A        Consent to the proposed amendments to Indenture
      COMMONWEALTH BRANDS                N/A         202740AE6         N/A        Consent to the proposed amendments to Indenture
         QWEST SERVICES                  N/A         74913RAH4         N/A        Consent to the proposed amendments to Indenture
          DRESSER INC                     NA         26157VAB3          NA               Consent to the proposed amendments
     EL PASO CORP / COASTAL               NA         190441AW5          NA               Consent to the proposed amendments
     EL PASO CORP / COASTAL               NA         190441BC8          NA               Consent to the proposed amendments
     EL PASO CORP / COASTAL               NA         190441BF1          NA               Consent to the proposed amendments
      COMMONWEALTH BRANDS                 NA         202740AA4          NA               Consent to the proposed amendments
      COMMONWEALTH BRANDS                 NA         202740AE6          NA               Consent to the proposed amendments
        COMPASS MINERALS                  NA         20451BAB3          NA               Consent to the proposed amendments
         NRG ENERGY INC                   NA         629377AS1          NA               Consent to the proposed amendments
   TRAINS HY-2005-1 SEC 144A             N/A         87613YAJ0         N/A        Consent to the proposed amendments to Indenture
CHARTER COMM ******EXCHANGE*****         N/A         16117PAM2         N/A        Consent to the proposed amendments to Indenture
   JQ HAMONS HOTELS *TENDER*             N/A         40862PAC1         N/A        Consent to the proposed amendments to Indenture
AMERISOURCEBERGEN GLBL CO*TENDER         N/A         03073EAB1         N/A        Consent to the proposed amendments to Indenture
         SUPERIOR ESSEX                  N/A         86815WAD5         N/A      Consent to the proposed amendments in the Indenture
NEXTEL COMM SR NT***EXCHANGE****         N/A         65332VBD4         N/A      Consent to the proposed amendments in the Indenture
  REDDY ICE GROUP***TENDER***            N/A         757346AC5         N/A      Consent to the proposed amendments in the Indenture
      TRAINS HY (8.2105%)                N/A         87613YAH4          NA               Consent to the proposed amendments
      TRAINS HY (8.2105%)                N/A         87613YAH4          NA               Consent to the proposed amendments

                                                                                       Vote Cast
                                        Proposal by                     Voting         "For" or
                                         Issuer or                    Result: For,     "Against"
                                         Security         Vote          Against,       Management
     Security Issuer Name                 Holder       Cast (Y/N?)      Abstain       or "Abstain"
-----------------------------           -----------    -----------    ------------    ------------

     PREMIER ENTERTAINMENT                 Issuer           N           Abstain          Abstain
   NRG ENERGY INC***TENDER***              Issuer           Y             For              For
      ISP SUB***TENDER***                  Issuer           Y             For              For
      HEALTHSOUTH CORP SR                  Issuer           Y             For              For
      HEALTHSOUTH CORP SR                  Issuer           Y             For              For
  PREEM PETROLEUM***TENDER***              Issuer           Y             For              For
       TRANSMONTAIGNE INC                  Issuer           Y             For              For
          DRESSER INC                      Issuer           Y             For              For
      SESI, L.L.C. GLOBAL                  Issuer           Y             For              For
 BOMBARDIER RECREATIONAL SR SUB            Issuer           Y             For              For
        INSIGHT MIDWEST                    Issuer           Y             For              For
         CROWN CORK SR                     Issuer           Y             For              For
         CROWN CORK SR                     Issuer           Y             For              For
          ROUNDYS INC                      Issuer           Y             For              For
MEDICAL DEVICE MANUF INC CO GTD            Issuer           Y             For              For
      COMMONWEALTH BRANDS                  Issuer           Y             For              For
         QWEST SERVICES                    Issuer           Y             For              For
          DRESSER INC                      Issuer           Y             For              For
     EL PASO CORP / COASTAL                Issuer           Y             For              For
     EL PASO CORP / COASTAL                Issuer           Y             For              For
     EL PASO CORP / COASTAL                Issuer           Y             For              For
      COMMONWEALTH BRANDS                  Issuer           Y             For              For
      COMMONWEALTH BRANDS                  Issuer           Y             For              For
        COMPASS MINERALS                   Issuer           Y             For              For
         NRG ENERGY INC                    Issuer           Y             For              For
   TRAINS HY-2005-1 SEC 144A               Issuer           Y             For              For
CHARTER COMM ******EXCHANGE*****           Issuer           Y             For              For
   JQ HAMONS HOTELS *TENDER*               Issuer           Y             For              For
AMERISOURCEBERGEN GLBL CO*TENDER           Issuer           Y             For              For
         SUPERIOR ESSEX                    Issuer           Y             For              For
NEXTEL COMM SR NT***EXCHANGE****           Issuer           Y             For              For
  REDDY ICE GROUP***TENDER***              Issuer           Y             For              For
      TRAINS HY (8.2105%)                  Issuer           N           Abstain          Abstain
      TRAINS HY (8.2105%)                  Issuer           Y             For              For

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO High Income Fund

By (Signature and Title)* /s/ Thomas J. Fuccillo
                          ---------------------------
                          Thomas J. Fuccillo, Secretary

Date   August 28, 2006